Note 3 - Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ (640,268)	$ (599,936)
Net Cash Provided by (Used in) Operating Activities	(347,325)	(167,739)
Retained Earnings (Accumulated Deficit)	$ (5,180,431)	$ (4,540,163)